Financial instruments and risk management (Details 5) R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Deposits	R$ 2,659,770		R$ 1,949,026
Total Assets	16,970,285		14,402,343
Loans and financing			10,858,262
Currency risk [member]
IfrsStatementLineItems [Line Items]
Cash, cash equivalents and financial investments	274,186		153,040
Trade receivables	215,113		171,473
Deposits	2,068,593		1,373,109
Derivative assets	29,256		114,060
Total Assets	2,587,148		1,811,682
Loans and financing	(10,797,091)		(10,677,266)
Leases	(10,940,049)		(10,724,976)
Suppliers	(461,134)		(497,877)
Provisions	(2,601,195)		(2,679,833)
Total Liabilities	(24,799,469)		(24,579,952)
Exchange rate exposure liabilities	(22,212,321)		(22,768,270)
Future obligations resulting from firm aircraft orders	(20,574,804)		(21,947,804)
Commitments Not Recorded Statements Of Financial Position	(20,574,804)		(21,947,804)
Total exchange rate exposure - US$	R$ (42,787,125)		R$ (44,716,074)
Exchange rate (R$/US$)	0.052177	0.052177	0.055805
Currency risk [member] | United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total exchange rate exposure - US$ | $		$ (8,200,380)		$ (8,012,915)